COMMITMENTS AND CONTINGENCIES (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating Leases, Rent Expense	3,185	4,568	3,773